SEGMENT AND GEOGRAPHIC INFORMATION, REVENUE FROM EXTERNAL CUSTOMERS BY PRODUCTS AND SERVICES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Product Revenue from External Customer [Line Items]
Revenue	$ 1,447,821	$ 1,462,126	$ 1,453,555
Traditional Flavors & Fragrances [Member]
Product Revenue from External Customer [Line Items]
Revenue	724,693	736,107	715,227
Natural Ingredients [Member]
Product Revenue from External Customer [Line Items]
Revenue	227,538	244,155	252,941
Food & Beverage Colors [Member]
Product Revenue from External Customer [Line Items]
Revenue	334,565	307,179	310,639
Non-Food Colors [Member]
Product Revenue from External Customer [Line Items]
Revenue	215,042	229,297	231,536
Intersegment Revenue [Member]
Product Revenue from External Customer [Line Items]
Revenue	$ (54,017)	$ (54,612)	$ (56,788)